CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock, Dividends, Per Share, Declared (in dollars per share)	$ 1.60	$ 2.04	$ 2.02